DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2019 shares
Document and Entity Information [abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	EQUINOR ASA
Entity Central Index Key	0001140625
Entity Common Stock Shares Outstanding	0
Emerging growth company	false
Entity small business	false
Entity Shell Company	false